FORUM
FUNDS                                   STATEMENT OF ADDITIONAL INFORMATION


                                        JANUARY 8, 2002





FUND INFORMATION:
                                        DAILY ASSETS TREASURY OBLIGATIONS FUND
Forum Funds                             DAILY ASSETS GOVERNMENT FUND
Two Portland Square                     DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Portland, Maine 04101                   DAILY ASSETS CASH FUND
(207) 879-0001
(800) 94FORUM

ACCOUNT INFORMATION AND SHAREHOLDER
SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(207) 879-0001
(800) 94FORUM





This Statement of Additional Information or "SAI" supplements the Prospectuses dated January 8, 2002, as may be amended from time to time, offering Institutional Shares, Institutional Service Shares and Investor Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund. This SAI is not a prospectus and should only be read in conjunction with a prospectus. You may obtain the Prospectuses without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Certain information for the Funds included in the Prospectuses and the Annual Report to shareholders is incorporated into this SAI by reference. Copies of the Annual Report may be obtained without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Glossary.......................................................................1
Core and Gateway(R)Structure...................................................2
Investment Policies and Risks..................................................2
Investment Limitations.........................................................7
Investments by Financial Institutions.........................................10
Performance Data and Advertising..............................................11
Management....................................................................15
Portfolio Transactions........................................................23
Purchase and Redemption Information...........................................24
Taxation......................................................................26
Other Matters.................................................................29
Appendix A - Description of Securities Ratings...............................A-1
Appendix B - Performance Data................................................B-1
Appendix C - Miscellaneous Tables............................................C-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

Adviser                 Forum Investment Advisors, LLC.

Board                   Board of Trustees of the Trust.

Code                    Internal Revenue Code of 1986, as amended.

Core Trust              Core Trust (Delaware).

Core Trust Board        Board of Trustees of Core Trust.

Custodian               Forum Trust, LLC, the custodian of each Fund's assets.

Disinterested Trustee   A member of  the Trust's Board of Trustees  who is not a
                        party to an agreement with the Trust or who is not an interested person of any such party.

FAcS                    Forum Accounting Services, LLC,  fund accountant of each
                        Fund.

FAdS Forum Administrative Services, LLC, administrator of each Fund.

FFS Forum Fund Services, LLC, distributor of each Fund's shares.

FSS Forum Shareholder Services, LLC, transfer agent and distribution disbursing agent of each Fund.

Fund Each of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund, series of the Trust.

Fitch                   Fitch, Inc.

Government Securities   Securities issued  or guaranteed by the U.S. Government,
                        its agencies or instrumentalities.

Moody's                 Moody's Investors Service.

NAV                     Net asset value per share.

NRSRO                   A nationally recognized statistical rating organization.

Portfolio               Each of  Treasury Cash Portfolio,  Government Portfolio,
                        Government Cash Portfolio and Cash Portfolio, series of Core Trust.

SEC                     U.S. Securities and Exchange Commission.

S&P                     Standard & Poor's Corporation,  a Division of the McGraw
                        Hill Companies.

Treasury Securities     Securities  issued or  guaranteed  by the  U.S. Treasury
                        (see Prospectuses).

Trust                   Forum Funds.

1933 Act                Securities Act of 1933, as amended.

1940 Act                Investment Company Act of 1940, as amended.

CORE AND GATEWAY(R) STRUCTURE
--------------------------------------------------------------------------------

Each Fund is a "gateway" fund in a Core and Gateway(R) structure. Under this structure, each Fund invests substantially all of its assets in a separate Portfolio of Core Trust, another open-end, management investment company which has the same investment objectives and substantially similar investment policies as the investing Fund, as follows:

--------------------------------------------- ----------------------------------
Daily Assets Treasury Obligations Fund        Treasury Cash Portfolio
--------------------------------------------- ----------------------------------
Daily Assets Government Fund                  Government Portfolio
--------------------------------------------- ----------------------------------
Daily Assets Government Obligations Fund      Government Cash Portfolio
--------------------------------------------- ----------------------------------
Daily Assets Cash Fund                        Cash Portfolio
--------------------------------------------- ----------------------------------

Each Fund (except Daily Assets Cash Fund) has also adopted the following policies relating to its investment in the corresponding Portfolio:

Daily Assets Treasury Cash Fund will invest substantially all of its assets in a portfolio of another mutual fund that under normal circumstances invests 80% of the value of its net assets and borrowings for investment purposes in Treasury Securities or in repurchase agreements covering those securities.

Daily Assets Government Fund will invest substantially all of its assets in a portfolio of another mutual fund that under normal circumstances invests 80% of the value of its net assets and borrowings for investment purposes in Government Securities that are generally exempt from state and local income taxes.

Daily Assets Government Obligations Fund will invest substantially all of its assets in a portfolio of another mutual fund that under normal circumstances invests 80% of the value of its net assets and borrowings for investment purposes in Government Securities and repurchase agreements backed by Government Securities.

A.       CONSIDERATIONS OF INVESTING IN A PORTFOLIO

A Fund's investment in a Portfolio may be affected by the actions of other investors in the Portfolio. A Fund may withdraw its entire investment from a Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur transaction costs. If a Fund withdrew its investment from a Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund.

B.       ADDITIONAL INFORMATION

Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information concerning any other investment companies that invest in a Portfolio, investors may contact FFS at (800) 754-8757.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The following discussion supplements the disclosure in the Prospectuses about each Fund's investment objectives, principal investment strategies and principal risks. Unless otherwise indicated below, the discussion of the investment policies of a Portfolio also refers to the investment policies a Fund that invests therein.

A.       SEC RULE 2A-7

Under Rule 2a-7 of the 1940 Act, each Portfolio normally must invest at least 95% of its total assets in securities that are rated in the highest short-term rating category (by NRSRO's such as S&P) for debt obligations, or are unrated and determined to be of comparable quality. Each Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that the Core Trust Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. Core Trust has also established procedures to ensure that portfolio securities meet a Portfolio's high quality criteria.

Pursuant to Rule 2a-7, the Core Trust Board and the Board have established procedures to stabilize a Portfolio's and a Fund's net asset value, respectively, at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from a Portfolio's or Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the respective Boards of Core Trust and the Trust will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind,

selling  portfolio  securities  prior  to  maturity,   reducing  or  withholding
distributions and utilizing a net asset value per share as determined by using available market quotations.

B.       FIXED INCOME SECURITIES

1.       GENERAL

VARIABLE AND FLOATING RATE SECURITIES Each Portfolio may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime-lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Portfolio invests in long-term variable or floating rate securities, the Adviser believes that the Portfolio may be able to take advantage of the higher yield that is usually paid on long-term securities.

Each Portfolio will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7 of the 1940 Act, a Portfolio may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain long-term Government Securities.

Cash Portfolio may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. If you invest in master notes, you may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET-BACKED SECURITIES Each Portfolio may purchase adjustable rate mortgage backed or other asset-backed securities (such as Small Business Association Securities) that are Government Securities. Treasury Cash Portfolio may only purchase mortgage or asset-backed securities that are Treasury Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of asset-backed securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Portfolio could suffer some principal loss if the Portfolio sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors, that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. No Portfolio may purchase an SBA security if, immediately after the purchase, (1) the Portfolio would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total unaccreted discount) on SBA securities would exceed 0.25% of the Portfolio's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS Each Portfolio may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.

ZERO COUPON SECURITIES Government Portfolio may invest in zero-coupon securities such as Treasury bills and separately traded principal and interest components of Treasury Securities issued or guaranteed under the U.S. Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. These securities are sold at original issue discount and pay no interest to holders prior to maturity. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolio may invest. All zero-coupon securities in which the Portfolio invests will have a maturity of less than 13 months.

The Portfolio must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because the Portfolio distributes all of its net investment income, the Portfolio may have to sell Portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

2.       RISKS

INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by a Portfolio. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK A Portfolio's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that each Portfolio holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, each Portfolio only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. Each Portfolio may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Portfolio, the Adviser will determine whether the Portfolio should continue to hold the security. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

Unrated securities may not be as actively traded as rated securities. A Portfolio may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Portfolio. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.


ASSET-BACKED SECURITIES The value of asset-backed securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Portfolio to successfully utilize asset-backed securities  depends,  in part,  upon the  ability  of the  Adviser  to  forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of the asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of the asset-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of asset-backed securities. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and a Portfolio's yield. To the extent that a Portfolio purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.       REPURCHASE AGREEMENTS AND SECURITIES LENDING

1.       GENERAL

Each Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, a Portfolio's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Portfolio to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.       RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Portfolio may have difficulties in exercising its rights to the underlying securities. A Portfolio may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Portfolio may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Portfolio, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Portfolio will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

D.       BORROWING

1.       GENERAL

Each Portfolio may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Portfolio's total assets. Each Portfolio may borrow money for other purposes so long as such borrowings do not exceed 5% of the Portfolio's total assets. The purchase of securities is prohibited if a Portfolio's borrowing exceeds 5% or more of its total assets.

2.       RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing, but are not considered borrowing if a Portfolio maintains a segregated account.

E.       WHEN-ISSUED SECURITIES

1.       GENERAL

Each Portfolio may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.       RISKS

At the time a Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables a Portfolio to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Portfolio's asset value per unit. Failure by a counterparty to deliver a security purchased by a Portfolio on a when-issued or delayed-delivery basis may result in a loss to the Portfolio or a missed opportunity to make an alternative investment.

F.       ILLIQUID SECURITIES

1.       GENERAL

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market. Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Portfolio might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Portfolio might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty-satisfying redemptions.

There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Core Trust Board has delegated the function of making determinations of liquidity for each Portfolio to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

Each Fund has adopted the same investment limitations as the Portfolio in which it invests. The investment objective of a Portfolio and Fund is fundamental. Each Portfolio and Fund have also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Portfolio or Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.

A fundamental policy of a Portfolio or Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund (or interests of a Portfolio); or (2) 67% of the shares of the Fund (or interests of a Portfolio) present or represented at a shareholders (or interestholders in the case of a Portfolio) meeting at which the holders of more than 50% of the outstanding shares of the Fund (or interests of a Portfolio) are present or represented. A nonfundamental policy of a Fund, may be changed by the Board without shareholder approval. A nonfundamental policy of a Portfolio, may be changed by the Core Trust Board without interestholder approval. In the event that a Portfolio changes its policy to invest 80% of its net assets and borrowings in certain types of securities, the Fund that invests in that Portfolio will notify shareholders or interestholders, respectively, at least 60 days before such change becomes effective.

For purposes of all investment policies of a Portfolio or Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Portfolio or Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Portfolio or Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's or Portfolio's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A.       FUNDAMENTAL LIMITATIONS

1.       GOVERNMENT PORTFOLIO

The Portfolio may not:

DIVERSIFICATION With respect to 75% of its assets, purchase securities, other than a Government Security, of any one issuer if more than 5% of the value of the Portfolio's total assets would at the time of purchase be invested in any one issuer.

CONCENTRATION Purchase securities, other than Government Securities, if more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers conducting their principal business activity in the same industry, provided that consumer finance companies and industrial finance companies are considered to be separate industries and that there is no limit on the purchase of the securities of domestic commercial banks.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

UNDERWRITING Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the Securities Act of 1933.

REAL ESTATE Purchase or sell real estate or any interest therein (including limited partnership interests), except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests). Total borrowings may not exceed 33 1/3% of the Portfolio's total assets and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Portfolio's total assets. Outstanding borrowings in excess of 5% of the value of the Portfolio's total assets must be repaid before any subsequent investments are made by the Portfolio.

SENIOR SECURITIES Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Portfolio may borrow money subject to investment limitations specified in the Portfolio's Prospectus.

LENDING Make loans, except that the Portfolio may: (1) purchase debt securities which are otherwise permissible investments; (2) enter into repurchase agreements; and (3) lend portfolio securities, but not in an amount greater than 33 1/3% of the value of the Portfolio's total assets.

PLEDGING Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. Collateralized loans of securities are not deemed to be pledges or hypothecation's for this purpose.

OPTIONS Write put and call options.

INVESTING FOR CONTROL Invest for the purpose of exercising control over any person.

RESTRICTED SECURITIES  Purchase restricted securities.

2.       TREASURY CASH PORTFOLIO, GOVERNMENT CASH PORTFOLIO AND CASH PORTFOLIO

Each Portfolio may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

THRIFT INVESTOR LIMITATIONS With respect to Government Cash Portfolio, purchase or hold any security that: (1) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets; and (2) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Portfolio not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

B.       NONFUNDAMENTAL LIMITATIONS

1.       GOVERNMENT PORTFOLIO

The Portfolio may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

SECURITIES WITH VOTING RIGHTS Purchase securities having voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

2.       TREASURY CASH PORTFOLIO, GOVERNMENT CASH PORTFOLIO AND CASH PORTFOLIO

Each Portfolio may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

INVESTMENTS BY FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

A.       INVESTMENT BY SHAREHOLDERS THAT ARE BANKS - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Portfolio's investment portfolio will be modified accordingly, including disposing of Portfolio securities or other instruments that no longer qualify under the Guidelines. In addition, the Portfolio does not intend to hold any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. If the Portfolio includes any instruments that would be subject to a restriction as to amount held by a national bank, investment in the Portfolio may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Portfolio interests should qualify for a 20% risk-weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk-weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a Portfolio may be assigned to the 100% risk-weight category if it is determined that the fund engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk-weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Portfolio. There are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Portfolio interests will be evaluated by bank examiners.

Before acquiring shares of Daily Assets Government Obligations Fund (directly or indirectly), prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund shares is permissible and in compliance with any applicable investment or other limits.

Shares of Daily Assets Government Obligations Fund held by national banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares (either directly or indirectly), and thereafter may be required to review its investment in the Fund for the purpose of verifying compliance with applicable Federal banking laws, regulations and policies.

National banks generally must review their investment holdings of Daily Assets Government Obligations Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, Government Cash Portfolio will make available to Daily Assets Government Obligations Fund's investors' information relating to the size and composition of its portfolio.

B.       INVESTMENT  BY SHAREHOLDERS  THAT  ARE  CREDIT UNIONS  -  TREASURY CASH
         PORTFOLIO

Treasury Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C. Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Portfolio limits its investments to Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by Government Securities. Certain Government Securities owned by the Portfolio may be mortgage or asset-backed, but no such security will be: (1) a stripped mortgage backed security; (2) a residual interest in a CMO or REMIC; or (3) a mortgage servicing right, a commercial mortgage related security or a small business related security. The Portfolio may also invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.100(j) to the extent otherwise permitted herein and in the Prospectuses.

C. INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio limits its investments to those legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C.
Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the Portfolio limits its investments to those that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R. Section 566.1(g) and as short-term liquid assets under 12 C.F.R. Section 566.1(h).

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

A.       PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc., CDA/Wiesenberger or other companies that track the investment performance of investment companies ("Fund Tracking Companies").
     o    The performance of other mutual funds.
     o The performance of recognized stock, bond and other indices, including but not limited to U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

A Fund's performance may be quoted in terms of yield or total return. Appendix B includes certain performance information for each Fund.

C.       SEC YIELD

Yield quotations for a Fund or class will include an annualized historical yield, carried at least to the nearest hundredth of one percent. Yield quotations are based on a specific seven-calendar-day period and are calculated by (1) dividing the net change in the value of the Fund during the seven-day period having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and (2) multiplying the quotient by 365/7. The net change in account value reflects the value of additional shares purchased with dividends declared and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing a Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

D.       TOTAL RETURN CALCULATIONS

A Fund's or class' total return shows its overall change in value, assuming that all of the Fund's or class' distributions are reinvested.

1.       AVERAGE ANNUAL TOTAL RETURN

Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Fund or class: (1) determines the growth or decline in the value of a hypothetical historical investment in the Fund or class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%.

While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year to year performance of a Fund or class.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P    =  a hypothetical initial payment of $1,000
                  T    =  average annual total return
                  n    =  number of years
                  ERV  =  ending  redeemable  value: ERV is the  value,  at  the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in Fund's or class' returns, shareholders should recognize that they are not the same as actual year-to-year results.

2.       OTHER MEASURES OF TOTAL RETURN

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

A Fund or class may quote unaveraged or cumulative total returns that reflect a Fund's or class's performance over a stated period of time.

Total returns may be stated in their components of income and capital (including
capital  gains  and  changes  in  share  price)  in  order  to  illustrate   the
relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT  =  period total return
                  The other definitions are the same as in average annual total return above

E.       OTHER MATTERS

A Fund or class may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar (For example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) biographical descriptions of a Portfolio's portfolio managers and the portfolio management staff of a Portfolio's Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (6) the results of a hypothetical investment in a Fund or class over a given number of years, including the amount that the investment would be at the end of the period; (7) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (8) the net asset value, net assets or number of shareholders of a Fund or class as of one or more dates; and (9) a comparison of a Fund's or class' operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

In connection with its advertisements, a Fund or class may provide "shareholder letters" that provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

MANAGEMENT
--------------------------------------------------------------------------------

A.       TRUSTEES AND OFFICERS OF THE TRUST

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment securities and practices, and discuss other matters affecting each Fund.

----------------------------- ------------------ ----------------------------------------------------------------------
NAME,                         POSITION WITH      PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS               THE TRUST          PAST 5 YEARS
----------------------------- ------------------ ----------------------------------------------------------------------
John Y. Keffer*               Chairman and       Member  and  Director,  Forum  Financial  Group,  LLC (a mutual  fund
Born:  July 15, 1942          President          services holding company)
Two Portland Square                              Director,  various affiliates of Forum Financial Group, LLC including
Portland, ME 04101                               Forum Fund Services, LLC (Trust's underwriter)
                                                 Chairman/President of three other investment companies for which
                                                 Forum Financial Group, LLC provides services
----------------------------- ------------------ ----------------------------------------------------------------------
Costas Azariadis              Trustee            Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                         Visiting Professor of Economics, Athens University of Economics and
Department of Economics                          Business 1998 - 1999
University of California                         Trustee of one other investment company for which Forum Financial
Los Angeles, CA 90024                            Group, LLC provides services
----------------------------- ------------------ ----------------------------------------------------------------------
James C. Cheng                Trustee            President, Technology Marketing Associates
Born:  July 26, 1942                             (marketing company for small and medium sized businesses in New
27 Temple Street                                 England)
Belmont, MA 02718                                Trustee of one other investment company for which Forum Financial
                                                 Group, LLC provides services
----------------------------- ------------------ ----------------------------------------------------------------------
J. Michael Parish             Trustee            Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                          Trustee of one other  investment  company for which  Forum  Financial
40 West 57th Street                              Group, LLC provides services
New York, NY 10019
----------------------------- ------------------ ----------------------------------------------------------------------
Thomas G. Sheehan             Vice President     Director of Business  Development,  Forum Financial Group, LLC since
Born:  July 15, 1954                             2001
Two Portland Square                              Managing  Director and Counsel,  Forum Financial Group, LLC from 1993
Portland, ME 04101                               to 2001
                                                 Vice President of two other investment companies for which
                                                 Forum Financial Group, LLC provides services
----------------------------- ------------------ ----------------------------------------------------------------------
Lisa J. Weymouth              Vice President     Director and Manager,  Forum  Shareholder  Services,  LLC  (transfer
Born:  May 4, 1968                               agent)
Two Portland Square                              Director,   Forum   Administrative   Services,   LLC  (mutual   fund
Portland, Maine  04101                           administrator) since 2001
----------------------------- ------------------ ----------------------------------------------------------------------
Ronald H. Hirsch              Treasurer          Managing Director, Operations/Fund Accounting since 1999
Born:  October 14, 1943                          Member of the Board - Citibank  Germany 1991 - 1998
Two Portland Square                              Treasurer, Forum Financial Group, LLC and various of its affiliates
Portland,  ME 04101                              including Forum Fund Services, LLC (Trust's Underwriter)
                                                 Treasurer of five other investment companies for which
                                                 Forum Financial Group, LLC provides services
----------------------------- ------------------ ----------------------------------------------------------------------
Leslie K. Klenk               Secretary          Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                           Associate General Counsel,  Smith Barney Inc. (brokerage firm) 1993 -
Two Portland Square                              1998
Portland, ME 04101                               Secretary of two other investment companies for which Forum
                                                 Financial Group, LLC provides services
----------------------------- ------------------ ----------------------------------------------------------------------

B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Funds and the Fund Complex, which includes all series of Forum Funds and Core Trust for the fiscal year ended August 31, 2001.

---------------------------------------- ------------------------------------- --------------------------------------
                                                                                      TOTAL COMPENSATION FROM
                                                     COMPENSATION                            TRUST AND
TRUSTEE                                             FROM THE FUNDS                         FUND COMPLEX
---------------------------------------- ------------------------------------- --------------------------------------
John Y. Keffer                                            $0                                    $0
---------------------------------------- ------------------------------------- --------------------------------------
Costas Azariadis                                        $2,960                                $14,250
---------------------------------------- ------------------------------------- --------------------------------------
James C. Cheng                                          $2,960                                $14,250
---------------------------------------- ------------------------------------- --------------------------------------
J. Michael Parish                                       $2,960                                $14,250
---------------------------------------- ------------------------------------- --------------------------------------

C.       TRUSTEES AND OFFICERS OF CORE TRUST

The names of the Trustees and officers of Core Trust, their positions with Core Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk (*). The Core Trust Board supervises each Portfolio's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

-------------------------------- ----------------- ------------------------------------------------------------------
NAME, AGE                        POSITION WITH     PRINCIPAL OCCUPATION(S) DURING
AND ADDRESS                      THE TRUST         PAST 5 YEARS
-------------------------------- ----------------- ------------------------------------------------------------------
John Y. Keffer*                  Chairman and      Member and Director,  Forum Financial  Group,  LLC (a mutual fund
Born:  July 15, 1942             President         services holding company)
Two Portland Square                                Director,  various  affiliates  of  Forum  Financial  Group,  LLC
Portland, ME 04101                                 including Forum Fund Services, LLC (Trust's placement agent)
                                                   Trustee/President of three other investment companies for which
                                                   Forum Financial Group, LLC provides services
-------------------------------- ----------------- ------------------------------------------------------------------
Costas Azariadis                 Trustee           Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                           Visiting Professor of Economics, Athens University of Economics
Department of Economics                            and Business 1998 - 1999
University of California                           Trustee  of  one  other   investment   company  for  which  Forum
Los Angeles, CA 90024                              Financial Group, LLC provides services
-------------------------------- ----------------- ------------------------------------------------------------------
James C. Cheng                   Trustee           President, Technology Marketing Associates
Born:  July 26, 1942                               (marketing company for small and medium sized businesses in New
27 Temple Street                                   England)
Belmont, MA 02718                                  Trustee  of  one  other   investment   company  for  which  Forum
                                                   Financial Group, LLC provides services
-------------------------------- ----------------- ------------------------------------------------------------------
J. Michael Parish                Trustee           Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                            Trustee of one other investment company for which Forum
40 West 57th Street                                Financial Group, LLC provides services
New York, NY 10019
-------------------------------- ----------------- ------------------------------------------------------------------

-------------------------------- ----------------- ------------------------------------------------------------------
NAME, AGE                        POSITION WITH     PRINCIPAL OCCUPATION(S) DURING
AND ADDRESS                      THE TRUST         PAST 5 YEARS
-------------------------------- ----------------- ------------------------------------------------------------------
David I. Goldstein               Vice President    Director of Business Development, Forum Financial Group, LLC
Born: August 3, 1961                               since 2000
Two Portland Square                                Managing Director and General Counsel, Forum Financial Group,
Portland, ME 04101                                 LLC 1991 to 2000
                                                   Secretary, Forum Financial Group, LLC and its various affiliates including Forum Fund Services, LLC
-------------------------------- ----------------- ------------------------------------------------------------------
Ronald H. Hirsch                 Treasurer         Managing Director, Operations/Fund Accounting, Forum Financial
Born: October 14, 1943                             Group, LLC since 1999
Two Portland Square                                Member of the Board - Citibank Germany 1991 - 1998
Portland, ME 04101                                 Treasurer, Forum Financial Group, LLC and various of its
                                                   affiliates including Forum Fund Services, LLC
                                                   Officer of five other investment companies for which
                                                   Forum Financial Group, LLC provides services
-------------------------------- ----------------- ------------------------------------------------------------------
Leslie K. Klenk                  Secretary         Counsel, Forum Financial Group, LLC since 1998
Born: August 24, 1964                              Associate  General  Counsel,  Smith Barney Inc.  (brokerage firm)
Two Portland Square                                1993 - 1998
Portland, ME 04101                                 Officer  of two  other  investment  companies  for  which  Forum
                                                   Financial Group, LLC provides services
-------------------------------- ----------------- ------------------------------------------------------------------

D.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

Forum Investment Advisors, LLC serves as the investment adviser to each Portfolio pursuant to an investment advisory agreement with Core Trust (the "Investment Advisory Agreement"). Under the Investment Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing a Portfolio's investments and effecting portfolio transactions for the Portfolio. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of each Portfolio (except Government Portfolio) since its inception. Mr. Fischer has over 25 years of experience in the money market industry.

2.       FEES

The Adviser's fees are calculated as a percentage of the Portfolio's average net assets.

Table 1 in Appendix C shows the dollar amount payable by each Portfolio to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by each Portfolio. This information is provided for the past three years.

3.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Investment Advisory Agreement with respect to a Portfolio must be approved at least annually by the Core Trust Board or by majority vote of the interestholders of a Portfolio, and in either case by a majority of the Disinterested Trustees.

The Investment Advisory Agreement is terminable with respect to each Portfolio without penalty by the Core Trust Board on 60 days' written notice when authorized either by majority vote of the Portfolio's outstanding voting interests or by a majority vote of the Core Trust Board, or by the Adviser on 90 days' written notice to Core Trust. The Investment Advisory Agreement terminates immediately upon assignment.

Under the Investment Advisory Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

E.       DISTRIBUTOR

1.       SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS serves as the distributor (also known as principal underwriter) of each Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). FFS is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

FFS acts as the representative of the Trust in connection with the offering of a Fund's shares. FFS continually distributes shares of each Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as FFS' agents and will be responsible for promptly transmitting purchase, redemption and other requests to each Fund.

2.       FEES

FFS does not receive a fee for any distribution services performed under the Distribution Agreement except the distribution service fees with respect to the shares of those Classes for which a plan is effective.

3.       OTHER PROVISIONS OF THE DISTRIBUTION AGREEMENT

The Distribution Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable for any action or inaction in the absence of bad faith, willful misconduct gross negligence in the performance of its duties.

Under the Distribution Agreement, FFS and certain related parties (such as FFS' officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

F.       DISTRIBUTION PLAN - INVESTOR SHARE CLASS

In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Investor Shares of each Fund. The Plan provides for payment to FFS of a Rule 12b-1 fee at the annual rate of up to 0.50% of the average daily net assets of the Investor Shares of each Fund
(except Daily Assets Government Fund) as compensation for FFS' services as distributor. FFS also receives a fee at an annual rate of 0.15% of the average daily net assets of the Investor Shares of Daily Assets Government Fund as compensation for its services under the Plan. The Board's approval of the Plan was contingent on the Trust limiting any payments under the Plan to 0.30% of the average daily net assets of the Investor Shares of each Fund (except Daily Assets Government Fund) without further Board approval.

The Plan provides that FFS may incur expenses for activities including, but not limited to: (1) expenses of sales employees or agents of the distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of Investor Class shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. In addition, the Plan requires the Trust and FFS to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates each Fund to compensate FFS for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect with respect to a Fund's Investor Shares for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the a majority vote of the outstanding shares of the Fund's Investor Shares or by the Board, including a majority of the Disinterested Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution with respect to a particular Fund pursuant to the Plan without shareholder approval (majority of outstanding voting shares of the Fund's Investor Shares) and that other material amendments of the Plan must be approved by the Disinterested Trustees. The Board may terminate the Plan with respect to the Investor Shares of a Fund at any time by majority vote of the Disinterested Trustees. The Plan may be terminated with respect to Investor Shares of a Fund or by majority vote of those shareholders.

Table 2 in Appendix C shows the dollar amount of fees payable under the Plan with respect to each Fund. This information is provided for the past three years.

G.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR - THE TRUST

FAdS serves as administrator pursuant to an administration agreement with the Trust (the "Administration Agreement"). FAdS is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from each Fund at an annual rate of 0.05% of the average daily net assets of each Fund.

The Administration Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the Fund's outstanding voting securities and, in either case, by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, FAdS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAdS and certain related parties (such as FAdS' officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS' actions or omissions that are consistent with FAdS' contractual standard of care.

Table 3 in Appendix C shows the dollar amount of the fees payable by each Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees paid by each Fund.

2.       ADMINISTRATOR - CORE TRUST

FAdS also manages all aspects of Core Trust's operations of each Portfolio. FAdS has entered into an administration agreement ("Core Administration Agreement") that will continue in effect only if such continuance is specifically approved with respect to a Portfolio at least annually by the Core Trust Board or by a majority of the Portfolio's outstanding voting interests and, in either case, by a majority of the Disinterested Trustees. Under the Core Administration Agreement, FAdS performs services for each Portfolio similar to those provided to each Fund.

The Core Administration Agreement provides that FAdS shall not be liable to Core Trust (or any of Core Trust's interestholders) for any action or inaction in the administration of Core Trust, except for bad faith, willful misfeasance or gross negligence in the performance of FAdS' duties or obligations or by reason of FAdS' reckless disregard of its duties and obligations under the agreement. The Core Administration Agreement is terminable with respect to a Portfolio at any time, without penalty, by the Core Trust Board or FAdS on 60 days' written notice.

Table 3 in Appendix C shows the dollar amount of the fees payable by each Portfolio to FAdS, the amount of the fee waived by FAdS, and the actual fees paid by each Portfolio. This information is for the past three fiscal years.

3.       TRANSFER AGENT

FSS serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). FSS maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, each Fund pays FSS 0.25% of the average daily net assets of the Fund plus an annual fee of $12,000 and $18 per shareholder account. The fee is accrued daily by each Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement with respect to a Fund must be approved at least annually by the Board or by majority of the Fund's outstanding voting securities, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by FSS with respect to a Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties. FSS and certain related parties (such as FSS' officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS' actions or omissions that are consistent with FSS' contractual standard of care.

Table 4 in Appendix C shows the dollar amount of the fees payable by each Fund to FSS, the amount of the fee waived by FSS, and the actual fees paid by each Fund. This information is for the past three fiscal years.

4.       SHAREHOLDER SERVICE PLAN

The Trust has adopted a shareholder service plan ("Shareholder Service Plan") with respect to Institutional Service Shares and Investor Shares of each Fund. Under the Shareholder Service Plan, a Fund may pay FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets off Institutional Service Shares and Investor Shareseach. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Institutional Service Shares or Investor Shares.

Any material amendment to the Shareholder Service Plan must be approved by a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees.

FAdS may enter into shareholder servicing agreements with various shareholder servicing agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of a Fund may be effected and other matters pertaining to the Trust's services; (2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (6) integrate periodic statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of a Fund's Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of a Fund with respect to assets invested in the Fund. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in a Fund.

Table 5 in Appendix C shows the dollar amount of fees payable by each class of each Fund to FAdS, the amount of the fees waived by FAdS and the actual fees paid by each class. This information is for the past three fiscal years.

5.       FUND ACCOUNTANT - THE TRUST

FAcS serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). FAcS provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing the Fund's financial statements and tax returns.

FAcS receives a fee from each Fund at an annual rate of $36,000 plus $2,200 for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by each Fund and is paid monthly based on the transactions and positions for the previous month.

The Fund Accounting Agreement with respect to a Fund must be approved at least annually by the Board or by majority of the Fund's outstanding voting securities, and in either case by a majority of the Disinterested Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the Fund Accounting Agreement, FAcS is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAcS and certain related parties (such as FAcS' officers and persons who control
FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS' contractual standard of care.

Under the Fund Accounting Agreement, in calculating a Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The Fund Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

Table 6 in Appendix C shows the dollar amount of the fees payable by each Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees paid by each Fund.

6.       FUND ACCOUNTANT - CORE TRUST

FAcS performs similar services for the Portfolios pursuant to a portfolio and unitholder accounting agreement ("Accounting Agreement"). The Accounting Agreement must be approved annually with respect to a Portfolio by the Core Trust Board. The Accounting Agreement may be terminated with respect to a Portfolio, without penalty, by the Core Trust Board or FAcS on 60 days' written notice to the Trust. FAcS is required to use its best judgment and efforts in rendering fund accounting services and is not liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FAcS and certain related parties are indemnified by the Trust against any and all claims and expenses related to FAcS' actions or omissions that are consistent with FAcS' contractual standard of care.

Under its agreement, FAcS prepares and maintains books and records of each Portfolio on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Portfolio ( and each investor therein) and prepares periodic reports to interestholders of the Portfolios and the SEC.

Effective January 1, 2002, each Portfolio will pay FAcS, for services rendered, $5,000 per month plus an additional $500 per month if the Portfolio has more than five interestholders. For certain tax services rendered each Portfolio will also pay FAcS $2,500 per year. Government Portfolio will also pay FAcS surcharges based on the number of securities positions held and its asset level. Prior to January 1, 2002, each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio each paid FAcS a fee at an annual rate of the lesser of 0.05% of the average daily net assets of the Portfolio or $48,000 while Government Portfolio paid FAcS $4,000 per month. Each Portfolio also paid surcharges based on the type and number of securities positions held and its asset level as well as a $500 monthly charge if the Portfolio had greater than five interestholders. Finally, each Portfolio also paid a tax fee to FAcS in the amount of $1,500 per year for certain tax services performed.

Table 6 in Appendix C shows the dollar amount of the fees payable by each Portfolio to FAcS, the amount of the fee waived by FAcS, and the actual fees paid by each Portfolio. The table also includes similar information for each Portfolio. This information is for the past three fiscal years.

7.       CUSTODIAN

As custodian, pursuant to an agreement with Core Trust, Forum Trust, LLC ("Custodian") safeguards and controls each Portfolio's cash and securities, determines income and collects interest on Portfolio investments. The Custodian may employ subcustodians to provide custody of a Portfolio's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, ME 04101.

For its services, the Custodian receives an annualized percentage of the total average daily net assets of the Portfolios. Each Portfolio also pays an annual domestic custody fee as well as certain other transaction fees. The fees are accrued daily by the Portfolios and are paid monthly based on average net assets and transactions for the previous month.

8.       SUBCUSTODIAN

Union Bank of California, N.A. serves as subcustodian of the Portfolio. The subcustodian is located at 445 South Figueroa Street, 5th Floor, Los Angeles, CA 90071.

Effective on or about March 1, 2002, Comerica Bank will become the subcustodian of each Portfolio. Comerica Bank is located at One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 47226.

9.       LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005, pass upon legal matters in connection with the issuance of shares of the Trust.

10.      INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, MA 02110, is the independent auditor of each Fund and Portfolio. The auditor audits the annual financial statements of each Fund and Portfolio. The auditor also reviews the tax returns and certain regulatory filings of each Fund and Portfolio.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

Each Fund invests substantially all of its assets in its corresponding Portfolio and not directly in portfolio securities. Therefore, a Fund does not engage in portfolio transactions.

Purchases and sales of portfolio securities by each Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. Core Trust does not anticipate that the Portfolios will pay brokerage commissions. However, in the event a Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that the Portfolio would otherwise be obligated to pay itself. Any transaction for which a Portfolio pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of that Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to a Portfolio's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with FIA or any of its affiliates.

No Portfolio paid brokerage commissions during fiscal years ended August 31, 1998, 1999, 2000 and 2001.

A.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Portfolio are made independently from those of any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Portfolio and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

B.       SECURITIES OF REGULAR BROKER-DEALERS

Table 7 of Appendix C details a Portfolio's investments in dealers (or their parent companies) with whom it conducted portfolio transactions as of August 31, 2001.

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A.       GENERAL INFORMATION

Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of FSS located at Two Portland Square, Portland, Maine 04101.

Each Fund accepts orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B.       ADDITIONAL PURCHASE INFORMATION

The distributor sells shares of each Fund on a continuous basis.

Each Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

C.       IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

Each Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Funds at 1-800-94FORUM to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $3,000 annually to an IRA. Only contributions to Traditional IRAs are tax-deductible (subject to certain requirements). However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $7,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $200,000.

This information on IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

D.       UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act ("UFMA") or Uniform Transfers to Minors Act ("UTMA"). If the custodian's name is not in the account registration of a UGMA or UTMA account, the custodian must sign instructions in a manner indicating custodial capacity.

E.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, a Fund may confirm  purchases  and  redemptions  to the financial  institution,  which will
provide  you  with  confirmations  and  periodic  statements.   A  Fund  is  not
responsible for the failure of any financial institution to carry out its obligations.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of the Funds' Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

F.       LOST ACCOUNTS

FSS will consider your account lost if correspondence to your address of record is returned as undeliverable, unless FSS determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be cancelled.

G.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus or herein.

A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

H.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

I.       REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Core Trust Board determines conditions exist which would make payment in cash detrimental to the best interests of a Portfolio or if the amount to be redeemed is large enough to affect a Portfolio's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

J.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances a Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

The tax-year end of each Fund is August 31 (the same as the Fund's fiscal year end).

This section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net short-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income (and 90% of its tax-exempt interest income, net of expenses) for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies and securities of other issuers; and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the distributions will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its net investment income for each tax year.

Each Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). Any such losses may not be carried back.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

C.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of each Fund's investment must be distributed during the next calendar year. Each Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.       BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."
Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.

E.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally will be exempt from U.S. Federal income tax on gain realized on the sale of shares of a Fund capital gain distributions from a Fund, and amounts retained by a Fund that are designated as undistributed capital gain.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries, with respect to distributions from a Fund, can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in a Fund.

F.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions, with respect to distributions from a Fund, can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the state and local tax consequences of an investment in a Fund.

OTHER MATTERS
--------------------------------------------------------------------------------

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter relates only to a specific series or class (such as approval of an advisory agreement for a Fund or a distribution plan). From time to time, large shareholders may control a class of a Fund, a Fund or the Trust.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of:

Austin Global Equity Fund                       Investors Bond Fund
BrownIA Growth Equity Fund                      Maine TaxSaver Bond Fund
BrownIA Small-Cap Growth Fund                   Mastrapasqua Growth Value Fund
BrownIA Maryland Bond Fund                      New Hampshire TaxSaver Bond Fund
Daily Assets Cash Fund(1)                       Payson Balanced Fund
Daily Assets Government Fund(1)                 Payson Value Fund
Daily Assets Government Obligations Fund(1)     Polaris Global Value Fund
Daily Assets Treasury Obligations Fund(2)       Shaker Fund(3)
DF Dent Premier Growth Fund                     TaxSaver Bond Fund
Equity Index Fund                               The Advocacy Fund
Fountainhead Kaleidoscope Fund                  Winslow Green Growth Fund
Fountainhead Special Value Fund

(1) The Trust offers shares of beneficial interest in Institutional, Institutional Service and Investor Shares of these series. Each class of a Fund may have a different expense ratio and its expenses will affect each class' performance.
(2) The Trust offers shares of beneficial interest in Institutional Service and Investor Shares of this series. Each class of the Fund may have different expense ratio and its expenses will affect each class' performance.
(3) The Trust offers share of beneficial interest in Institutional Shares, A Shares, B Shares and C Shares of this series. Each class of the Fund may have different expense ratio and its expenses will affect each class' performance.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

Not all classes or Funds of the Trust may be available in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

The Funds are not required to maintain a code of ethics pursuant to Rule 17j-1, as amended, of the 1940 Act (the "Rule"). However, the Portfolios' investment adviser and the Funds' distributor have adopted codes of ethics under the Rule; these codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Portfolios.

The Trust and each Fund will continue indefinitely until terminated.

2.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

3.       TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

4.       FUND OWNERSHIP

As of December 27, 2001, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of each Fund and class.

Also as of that date, certain shareholders of record owned 5% or more of a Fund or class. These shareholders and any shareholder known by a Fund to own beneficially 5% or more of a Fund are listed in Table 8 in Appendix C.

From time to time, certain shareholders may own a large percentage of the shares of a Fund or class. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December 27, 2001, the following persons beneficially or of record owned 25% or more of the shares of a Fund or class (or of the Trust) and may be deemed to control the Fund or the class (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION

------------------------------------ ---------------------------------- ------------------ --------------- --------------
DAILY ASSETS TREASURY OBLIGATIONS                                                                    % OF           % OF
FUND                                 NAME AND ADDRESS                              SHARES           CLASS           FUND
------------------------------------ ---------------------------------- ------------------ --------------- --------------
Institutional Shares                 Stratevest & Co.*                        106,886,552           61.88          56.34
                                     (recordholder)
                                     P.O. Box 2499
                                     Brattleboro, VT 05303
------------------------------------ ---------------------------------- ------------------ --------------- --------------
                                     Stratevest & Co.*                         65,830,523           38.11          34.70
                                     (recordholder)
                                     P.O. Box 2499
                                     Brattleboro, VT 05303
------------------------------------ ---------------------------------- ------------------ --------------- --------------
Institutional Service Shares         Auer & Co.                                 4,941,884           29.13           2.61
                                     (recordholder)
                                     648 Grassmere Park Road
                                     Nashville, TN 37211
------------------------------------ ---------------------------------- ------------------ --------------- --------------
DAILY ASSETS GOVERNMENT FUND
------------------------------------ ---------------------------------- ------------------ --------------- --------------
Institutional Shares                 H.M. Payson & Co.*                        17,196,318           60.64          52.35
                                     (recordholder)
                                     P.O. Box 31
                                     Portland, ME 04112
------------------------------------ ---------------------------------- ------------------ --------------- --------------
                                     H.M. Payson & Co.*                        10,829,999           38.19          32.97
                                     (recordholder)
                                     P.O. Box 31
                                     Portland, ME 04112
------------------------------------ ---------------------------------- ------------------ --------------- --------------
Institutional Service Shares         Retirement Planning Strategies             1,767,038           44.85           5.38
                                     TCW Balanced Fund, NY
------------------------------------ ---------------------------------- ------------------ --------------- --------------

Investor Shares                      Daniel F. Dent & Co., Inc.                   168,750           30.79           0.51
                                     (recordholder)
                                     2 East Read Street

                                     Baltimore, MD 21202
------------------------------------ ---------------------------------- ------------------ --------------- --------------

------------------------------------ ---------------------------------- ------------------ --------------- --------------
DAILY ASSETS GOVERNMENT                                                                              % OF           % OF
OBLIGATIONS FUND                     NAME AND ADDRESS                              SHARES           CLASS           FUND
------------------------------------ ---------------------------------- ------------------ --------------- --------------
Institutional Shares                 Stratevest & Co.*                         34,033,033           71.85          30.19
                                     (recordholder)
                                     P.O. box 2499
                                     Brattleboro, VT 05303
------------------------------------ ---------------------------------- ------------------ --------------- --------------
                                     Stratevest & Co.*                         13,332,101           28.15          11.83
                                     (recordholder)
                                     P.O. Box 2499
                                     Brattleboro, VT 05303
------------------------------------ ---------------------------------- ------------------ --------------- --------------
Institutional Service Shares         Stratevest & Co.*                         45,154,107           69.39          40.06
                                     (recordholder)
                                     P. O. Box 2499
                                     Brattleboro, VT 05303
------------------------------------ ---------------------------------- ------------------ --------------- --------------
Investor Shares                      Robots Road Associates                       251,440           86.71           0.22
                                     C/o Boulos Property Management
                                     One Canal Plaza
                                     Portland, ME 04101
------------------------------------ ---------------------------------- ------------------ --------------- --------------
DAILY ASSETS CASH FUND
------------------------------------ ---------------------------------- ------------------ --------------- --------------
Institutional Shares                 Stratevest & Co.*                         42,456,935           72.18          35.95
                                     (recordholder)
                                     P.O. Box 2499
                                     Brattleboro, VT 05303
------------------------------------ ---------------------------------- ------------------ --------------- --------------
Investor Shares                      Fiserv Securities                            336,388           48.35           0.28
                                     (recordholder)
                                     2005 Market St.
                                     One Commerce Square
                                     Philadelphia, PA 19103
------------------------------------ ---------------------------------- ------------------ --------------- --------------
                                     Employee Benefit Management                  257,404           37.00           0.22
                                     47 Portland Street
                                     Portland, ME 04101
------------------------------------ ---------------------------------- ------------------ --------------- --------------

* Stratevest & Co. is a wholly owned subsidiary of Banknorth Group, NA and a Delaware Corporation.
     H.M. Payson & Co. is a Miane Corporation.

5.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

C.       REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's internet web site at www.sec.gov.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

D.       FINANCIAL STATEMENTS

The financial statements of the Funds and their corresponding Portfolios for the year ended August 31, 2001, which are included in the Funds' Annual Report to Shareholders are incorporated herein by reference. These financial statements are the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
                o Leading market positions in well-established industries.
                o High rates of return on funds employed.
                o Conservative  capitalization  structure with moderate reliance on debt and ample asset protection.
                o Broad margins in earnings coverage  of fixed financial charges and high internal cash generation.
                o Well-established  access to a  range of financial  markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME       Issuers  rated  Not Prime do not fall  within  any of the  Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

APPENDIX B - PERFORMANCE DATA
--------------------------------------------------------------------------------

For the seven-day period ended August 31, 2001, the annualized yields of each class of each Fund were as follows:

                                                                          7 DAY                              30 DAY
                                                         7 DAY          EFFECTIVE          30 DAY          EFFECTIVE
                                                         YIELD            YIELD            YIELD             YIELD
DAILY ASSETS TREASURY OBLIGATIONS FUND
     Institutional Service Shares                        3.12%            3.17%             3.17%            3.21%
     Institutional Shares                                3.37%            3.43%             3.42%            3.47%
DAILY ASSETS GOVERNMENT FUND
     Investor Shares                                     2.97%            3.01%             3.03%            3.08%
     Institutional Service Shares                        3.27%            3.32%             3.33%            3.38%
     Institutional Shares                                3.37%            3.43%             3.58%            3.64%
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
     Investor Shares                                     2.90%            2.93%             2.87%            2.91%
     Institutional Service Shares                        3.35%            3.40%             3.32%            3.37%
     Institutional Shares                                3.60%            3.66%             3.57%            3.63%
DAILY ASSETS CASH FUND
     Investor Shares                                     2.87%            2.91%             2.96%            3.00%
     Institutional Service Shares                        3.32%            3.38%             3.41%            3.46%
     Institutional Shares                                3.57%            3.64%             3.66%            3.72%

APPENDIX C - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1- INVESTMENT ADVISORY FEES

The fees payable by the Portfolios under the Investment Advisory Agreement were:

YEAR ENDED AUGUST 31,                                         CONTRACTUAL FEE          FEE WAIVED            FEE PAID
TREASURY CASH PORTFOLIO
     2001                                                            $154,049                  $0            $154,049
     2000                                                             140,443                   0             140,443
     1999                                                             105,930                   0             105,930
GOVERNMENT PORTFOLIO
     2001                                                              19,412              19,412                   0
     2000                                                              16,754              16,754                   0
     1999                                                              20,197                   0              20,197
GOVERNMENT CASH PORTFOLIO
     2001                                                             290,991                   0             290,991
     2000                                                             288,058                   0             288,058
     1999                                                             303,532                   0             303,532
CASH PORTFOLIO
     2001                                                             606,795                   0             606,795
     2000                                                             565,516                   0             565,516
     1999                                                             266,660                   0             266,660

TABLE 2 - INVESTOR SHARES' DISTRIBUTION FEES

The fees  payable by Investor  Shares of each Fund under the 12b-1  Distribution
Plan were:

YEAR ENDED AUGUST 31,                                         CONTRACTUAL FEE          FEE WAIVED            FEE PAID
DAILY ASSETS GOVERNMENT FUND
     2001                                                                 $648                $648                  $0
     2000                                                                  994                 994                   0
     1999                                                                  712                 712                   0
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
     2001                                                                  986                   7                 979
     2000                                                                  945                 153                 792
     1999                                                                   26                  26                   0
DAILY ASSETS CASH FUND
     2001                                                                2,203               1,180               1,023
     2000                                                                6,585               2,950               3,635
     1999                                                                  640                 640                   0

TABLE 3 - ADMINISTRATION FEES

The fees payable by the Funds under the Administration Agreement were:

YEAR ENDED AUGUST 31,                                          CONTRACTUAL FEE         FEE WAIVED            FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND
     2001                                                              $87,143            $87,143                  $0
     2000                                                               57,610             57,610                   0
     1999                                                               52,465             52,465                   0
DAILY ASSETS GOVERNMENT FUND
     2001                                                               19,369             19,369                   0
     2000                                                               16,705             16,705                   0
     1999                                                               20,109             20,109                   0
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
     2001                                                               48,219             43,659               4,560
     2000                                                               34,779             31,040               3,739
     1999                                                               22,178             22,178                   0
DAILY ASSETS CASH FUND
     2001                                                               51,244             37,877              13,367
     2000                                                               44,941             39,394               5,547
     1999                                                               35,746             35,746                   0


The fees payable by the Portfolios under the Core Administration Agreement were:

YEAR ENDED AUGUST 31,                                          CONTRACTUAL FEE         FEE WAIVED            FEE PAID
TREASURY CASH PORTFOLIO
     2001                                                             $234,753                 $0            $234,753
     2000                                                              212,726                  0             212,726
     1999                                                              153,011                  0             153,011
GOVERNMENT PORTFOLIO
     2001                                                               19,412             19,412                   0
     2000                                                               16,754             16,754                   0
     1999                                                               20,197             20,197                   0
GOVERNMENT CASH PORTFOLIO
     2001                                                              443,479                  0             443,479
     2000                                                              436,043                  0             436,043
     1999                                                              438,060                  0             438,060
CASH PORTFOLIO
     2001                                                              924,827                  0             924,827
     2000                                                              857,926                  0             857,926
     1999                                                              385,799                  0             385,799

TABLE 4 - TRANSFER AGENCY FEES

The fees payable by the Funds under the Transfer Agency Agreement were:

YEAR ENDED AUGUST 31,                                         CONTRACTUAL FEE          FEE WAIVED            FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND
Institutional Service Shares
     2001                                                             $26,741             $16,238             $10,503
     2000                                                              21,871              11,569              10,302
     1999                                                              19,157               7,223              11,934
Institutional Shares
     2001                                                              95,892               6,467              89,425
     2000                                                              68,496               5,745              62,751
     1999                                                              63,155              36,847              26,308
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
     2001                                                              15,586               9,105               6,481
     2000                                                              17,322               8,518               8,804
     1999                                                              21,102              11,025              10,077
Institutional Shares
     2001                                                              31,036              23,870               7,166
     2000                                                              27,395              18,354               9,041
     1999                                                              29,243              20,824                 819
Investor Shares
     2001                                                              13,645               7,305               6,304
     2000                                                              14,255               5,879               8,376
     1999                                                              12,707              12,688                  19
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Institutional Service Shares
     2001                                                             $64,487             $28,655             $35,832
     2000                                                              48,623              11,569              37,054
     1999                                                              26,211                   0              26,211
Institutional Shares
     2001                                                              36,225               6,300              29,925
     2000                                                              30,893               9,364              21,529
     1999                                                              28,042              20,559               7,483
Investor Shares
     2001                                                              12,989              12,989                   0
     2000                                                              12,864               4,711               8,153
     1999                                                              12,062              12,062                   0
DAILY ASSETS CASH FUND
Institutional Service Shares
     2001                                                             $68,137             $31,899             $36,238
     2000                                                              62,582              10,670              51,912
     1999                                                              44,383                   0              44,383
Institutional Shares
     2001                                                              37,953              11,598              26,355
     2000                                                              33,738              12,708              21,030
     1999                                                              33,137              18,933              14,204
Investor Shares
     2001                                                              14,962               8,120               6,842
     2000                                                              18,316               8,819               9,497
     1999                                                              13,095                   0              13,095

TABLE 5 - SHAREHOLDER SERVICES FEES

The fees payable by the funds under the Shareholder Services Plan were:

YEAR ENDED AUGUST 31,                                      CONTRACTUAL FEE           FEE WAIVED             FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND
Institutional Service Shares
     2001                                                          $35,390               $7,353              $28,037
     2000                                                           23,735                9,886               13,849
     1999                                                           17,320               17,320                    0
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
     2001                                                             7,001               7,001                    0
     2000                                                            10,188              10,188                    0
     1999                                                            17,533              17,533                    0
Investor Share
     2001                                                            1,080                1,080                    0
     2000                                                            1,657                1,657                    0
     1999                                                            1,186                1,186                    0
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Institutional Service Shares
     2001                                                          125,589               13,674              111,915
     2000                                                           86,205               21,140               65,065
     1999                                                           33,862               29,859                4,033
Investor Shares
     2001                                                              822                    6                  816
     2000                                                              787                  337                  450
     1999                                                               26                   26                    0
DAILY ASSETS CASH FUND
Institutional Service Shares
     2001                                                          131,799               26,491              105,308
     2000                                                          118,498               28,787               89,711
     1999                                                           77,200               46,584               30,616
Investor Shares
     2001                                                            1,836                  817                1,019
     2000                                                            5,487                  944                4,543
     1999                                                              540                  540                    0

TABLE 6 - FUND ACCOUNTING FEES

The fees payable by the Funds under the Fund Accounting Agreement were:

YEAR ENDED AUGUST 31,                                       CONTRACTUAL FEE            FEE WAIVED            FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND
     2001                                                             $37,900           $(37,900)                  $0
     2000                                                              37,500              37,500
     1999                                                              37,250              37,250                   0
DAILY ASSETS GOVERNMENT FUND
     2001                                                              37,900              37,900                   0
     2000                                                              37,500              37,500
     1999                                                              37,250              37,250                   0
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
     2001                                                              37,900              37,900                   0
     2000                                                              37,500              37,500
     1999                                                              37,250              37,250                   0
DAILY ASSETS CASH FUND
     2001                                                              37,900              37,900                   0
     2000                                                              37,500              37,500
     1999                                                              37,250              37,250                   0

The fees payable by the Portfolios under the Core Accounting Agreement were:

                                                               CONTRACTUAL FEE         FEE WAIVED            FEE PAID
TREASURY CASH PORTFOLIO
     2001                                                              $49,500                 $0             $49,500
     2000                                                               49,500                  0              49,500
     1999                                                               49,500                  0              49,500
GOVERNMENT PORTFOLIO
     2001                                                               49,500              9,566              39,934
     2000                                                               49,500             16,000              33,500
     1999                                                               49,500             39,899               9,601
GOVERNMENT CASH PORTFOLIO
     2001                                                               49,500                  0              49,500
     2000                                                               49,500                  0              49,500
     1999                                                               49,500                  0              49,500
CASH PORTFOLIO
     2001                                                               49,500                  0              49,500
     2000                                                               49,500                  0              49,500
     1999                                                               49,500                  0              49,500

TABLE 7 - SECURITIES OF REGULAR BROKER-DEALERS

As of August 31, 2001, a Portfolio's investments in dealers (or their parent companies) with whom it conducted portfolio transactions were:

                                                                        VALUE
CASH PORTFOLIO
Bank of America                                                      95,000,000
Bear Stearns                                                         75,000,000

TABLE 8 - 5% SHAREHOLDERS

As of December 27, 2001, the shareholders listed below owned of record 5% or more of the outstanding shares of each class of shares of the Trust. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

As of the same date, no shareholder beneficially owned more than 25% of the outstanding shares of the Trust as a whole.

--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                                                                                % OF CLASS     % OF FUND
                                  NAME AND ADDRESS                                    SHARES
--------------------------------- -------------------------------------- -------------------- ------------- -------------
DAILY ASSETS TREASURY
OBLIGATIONS FUND
--------------------------------- -------------------------------------- -------------------- ------------- -------------
Institutional Shares              Stratevest & Co.                               106,886,552         61.88         56.34
                                  (recordholder)
                                  P.O. Box 2499
                                  Brattleboro, VT 05303
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Stratevest & Co.                                65,830,523         38.11         34.70
                                  (recordholder)
                                  P.O. Box 2499
                                  Brattleboro, VT 05303
--------------------------------- -------------------------------------- -------------------- ------------- -------------
Institutional Services Shares     Auer & Co.                                       4,941,884         29.13          2.61
                                  (recordholder)
                                  648 Grassmere Park Road
                                  Nashville, TN 37211
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Auer & Co.                                       2,505,141         14.76          1.32
                                  (recordholder)
                                  648 Grassmere Park Rd.
                                  Nashville, TN 37211
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Stratevest & Co.                                 2,062,406         12.16          1.09
                                  (recordholder)
                                  P.O. Box 2499
                                  Brattleboro, VT 05303
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Holland Company, Inc.                            1,661,000          9.79          0.88
                                  153 Howland Ave
                                  Adams, MA 01220
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Adams Plumbing & Heating, Inc.                   1,142,630          6.73          0.60
                                  P. O. Box 126
                                  Adams, MA 01220
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Auer & Co.                                         982,642          5.79          0.52
                                  (recordholder)
                                  648 Grassmere Park Rd.
                                  Nashville, TN 37211
--------------------------------- -------------------------------------- -------------------- ------------- -------------

--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                                                                                % OF CLASS     % OF FUND
                                  NAME AND ADDRESS                                    SHARES
--------------------------------- -------------------------------------- -------------------- ------------- -------------
DAILY ASSETS GOVERNMENT FUND
--------------------------------- -------------------------------------- -------------------- ------------- -------------

Institutional Shares              H.M. Payson & Co.                               17,196,318         60.64         52.35
                                  (recordholder)

                                  P. O. Box 31
                                  Portland, ME 04112
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  H.M. Payson & Co.                               10,829,999         38.19         32.97
                                  (recordholder)
                                  P. O. Box 31
                                  Portland, ME 04112
--------------------------------- -------------------------------------- -------------------- ------------- -------------
Institutional Service Shares      Retirement Planning Strategies                   1,767,038         44.85          5.38
                                  TCW Balanced Fund, NY
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Edgar W. Flavell                                   379,048          9.62          1.15
                                  (recordholder)
                                  2448 Sharon Oaks Drive
                                  Menlo Park, CA 94025
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Retirement Planning Strategies                     325,478          8.26          0.99
                                  Vanguard GIC Fund, NY
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Forum Trust, LLC                                   256,459          6.51          0.78
                                  (recordholder)
                                  Two Portland Square
                                  Portland, ME 04101
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Retirement Planning Strategies                     237,338          6.02          0.72
                                  MFS Small Cap Fund, NY
--------------------------------- -------------------------------------- -------------------- ------------- -------------

Investor Shares                   Daniel F. Dent & Co., Inc.                         168,750         30.79          0.51
                                  2 East Read Street
                                  Baltimore, MD 21202

--------------------------------- -------------------------------------- -------------------- ------------- -------------

                                  Linn T. Hodge-Randy Slaughter                       51,106          9.33          0.16
                                  (recordholder)
                                  11150 Olympic Blvd., Suite 950
                                  Los Angeles, CA 90064-1817

--------------------------------- -------------------------------------- -------------------- ------------- -------------

                                  George H. Warren                                    30,662          5.60          0.09
                                  104 Mill Street
                                  Newport, RI 02840

--------------------------------- -------------------------------------- -------------------- ------------- -------------

                                  Joel Grossman                                       30,020          5.48          0.09
                                  (recordholder)
                                  1570 Madruga Avenue, PH 3
                                  Coral Cables, FL 33146

--------------------------------- -------------------------------------- -------------------- ------------- -------------

                                  Kenney Scott Atkins                                 28,609          5.22          0.09
                                  (recordholder)
                                  P. O. Box 1163
                                  Blue Ridge Drive
                                  Copperhill, TN 37317

--------------------------------- -------------------------------------- -------------------- ------------- -------------

--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                                                                                % OF CLASS     % OF FUND
                                  NAME AND ADDRESS                                    SHARES
--------------------------------- -------------------------------------- -------------------- ------------- -------------
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
--------------------------------- -------------------------------------- -------------------- ------------- -------------

Institutional Shares              Stratevest & Co.                                34,033,033         71.85         30.19
                                  (recordholder)
                                  P. O. Box 2499
                                  Brattleboro, VT 05350

--------------------------------- -------------------------------------- -------------------- ------------- -------------

                                  Stratevest & Co.                                13,332,101         28.15         11.83
                                  (recordholder)
                                  P. O. Box 2499
                                  Brattleboro, VT 05350

--------------------------------- -------------------------------------- -------------------- ------------- -------------
Institutional Service Shares      Stratevest & Co.                                45,154,107         69.39         40.06
                                  (recordholder)
                                  P. O. Box 2499
                                  Brattleboro, VT 05350
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  The Dennis Group                                 5,016,880          7.71          4.45
                                  1391 Main Street
                                  Springfield, MA 01103
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Auer & Co.                                       3,773,638          5.80          3.35
                                  (recordholder)
                                  648 Grassmere Park Rd.
                                  Nashville, TN 37211
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Holyoke Community College                        3,265,549          5.02          2.90
                                  303 Homestead Ave.
                                  Holyoke, MA 01040
--------------------------------- -------------------------------------- -------------------- ------------- -------------

Investor Shares                   Robots Road Associates                             251,440         86.71          0.22
                                  C/o Boulos Property Management
                                  One Canal Plaza
                                  Portland, ME 04101

--------------------------------- -------------------------------------- -------------------- ------------- -------------

                                  Central Computer Associates                         38,526         13.29          0.03
                                  227 Water Street
                                  Augusta, ME 04338-2668

--------------------------------- -------------------------------------- -------------------- ------------- -------------

--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                                                                                % OF CLASS     % OF FUND
                                  NAME AND ADDRESS                                    SHARES
--------------------------------- -------------------------------------- -------------------- ------------- -------------
DAILY ASSETS CASH FUND
--------------------------------- -------------------------------------- -------------------- ------------- -------------
Institutional Shares              Stratevest & Co.                                42,456,935         72.18         35.95
                                  (recordholder)
                                  P. O. Box 2499
                                  Brattleboro, VT 05350
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Spectrum Medical Group, PA                       6,136,017         10.43          5.19
                                  300 Professional Drive
                                  Scarborough, ME 04074-8433
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Maine Mutual Fire Insurance                      4,292,785          7.30          3.63
                                  44 Maysville Road
                                  P. O. Box 729
                                  Presque Isle, ME 04769
-------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  H.M. Payson & Co.                                3,221,797          5.48          2.73
                                  (recordholder)
                                  P. O. Box 31
                                  Portland, ME 04112
--------------------------------- -------------------------------------- -------------------- ------------- -------------
Institutional Service Shares      Cambridge Credit Counseling Corp.                4,558,165          7.78          3.86
                                  67 Hunt Street
                                  Agawam, MA 01001
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  A. W. Hastings & Co., LLC                        4,376,301          7.47          3.71
                                  2 Pearson Way
                                  Enfield, CT 06082
--------------------------------- -------------------------------------- -------------------- ------------- -------------
                                  Auer & Co.                                       4,048,575          6.91          3.43
                                  (recordholder)
                                  648 Grassmere Park Rd.
                                  Nashville, TN 37211
--------------------------------- -------------------------------------- -------------------- ------------- -------------

Investor Shares                   Fiserv Securities                                  336,388         48.35          0.28
                                  (recordholder)
                                  2005 Market Street
                                  One Commerce Square
                                  Philadelphia, PA 19103

--------------------------------- -------------------------------------- -------------------- ------------- -------------

                                  Employee Benefit Management                        257,404         37.00          0.22
                                  47 Portland Street
                                  Portland, ME 04101

--------------------------------- -------------------------------------- -------------------- ------------- -------------

                                  J. K. Macmillan                                     46,894          6.74          0.04
                                  3621 Maplewood Ave.
                                  Los Angeles, CA 90066

--------------------------------- -------------------------------------- -------------------- ------------- -------------